Loan receivable	6 Months Ended
Dec. 31, 2023
Loan receivable
Loan receivable

Note 5 – Loan receivable

The Company signed a loan agreement of $950,000 with a third party for a year on December 15, 2023. The loan interest is at a rate of 15% per annum. The loan principal and the total interest of $142,500 to be paid by the Borrower after 365 calendar days the loan principal is transferred. The Company transferred the full loan principal to the Borrower on December 31, 2023.